FAIR VALUE MEASUREMENT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Cash and cash equivalents	€ 10,322	€ 9,990	€ 9,836	€ 8,742
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	10,322
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	€ 0